CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable, allowance for doubtful accounts	$ 21,827,663	$ 31,160,340
Accounts payable	2,949,725	1,573,620
Accrued payroll and welfare expenses	37,081,532	41,727,577
Income tax payable	63,380,153	66,147,522
Other tax payable	11,654,145	16,678,264
Amounts due to related parties	3,092,870	1,581,349
Advances from customers and deferred revenue	10,564,818	5,058,212
Accrued marketing and advertising expenses	18,851,999	9,355,409
Other current liabilities	16,315,380	8,516,123
Deferred tax liabilities	$ 18,016,186	$ 18,869,374
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	135,763,962	135,503,958
Common stock, shares outstanding	135,763,962	135,503,958
Consolidated VIEs without recourse
Accounts payable	$ 1,771,717	$ 1,573,620
Accrued payroll and welfare expenses	28,021,779	29,742,853
Income tax payable	25,705,206	29,890,262
Other tax payable	11,166,308	13,360,481
Amounts due to related parties	1,245,000	1,581,349
Advances from customers and deferred revenue	10,050,703	4,960,924
Accrued marketing and advertising expenses	14,117,697	6,271,191
Other current liabilities	15,606,182	6,809,176
Deferred tax liabilities	$ 414,505	$ 533,401